-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2009
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          1 American Lane
                  3rd Floor
                  Greenwich, CT 06831

Form 13F File Number:      028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin E. O'Brien
Title:            General Counsel
Phone:            203-742-7200

Signature, Place, and Date of Signing:

/s/ Kevin E. O'Brien                                Greenwich, CT                            February 11, 2008
---------------------------                 ---------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    26
                                                           ------------------

Form 13F Information Table Value Total:                              $771,386
                                                           ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -----------       ----------------------------       ------------------

         None.

                                                 Andor Capital Management LLC
                                                  Form 13F Information Table
                                                Quarter ended December 31, 2007

                                                                              INVESTMENT DISCRETION           VOTING AUTHORITY
                        TITLE OF              FAIR MARKET SHARES OR
                         CLASS   CUSIP NUMBER    VALUE    PRINCIPAL SH/ PUT/       SHARED  SHARED  OTHER
ISSUER                                      (IN THOUSANDS) AMOUNT  PRN  CALL SOLE  DEFINED  OTHER  MANAGERS    SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
3COM CORP                  COM    885535104         $75    16,500  SH        SOLE                            16,500
---------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES
INC.                       COM    007903107      $1,290   172,000  SH        SOLE                           172,000
---------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC.   COM    00971T101      $2,976    86,000  SH        SOLE                            86,000
---------------------------------------------------------------------------------------------------------------------------------
AMAZON.COM INC.            COM    023135106     $27,885   301,000  SH        SOLE                           301,000
---------------------------------------------------------------------------------------------------------------------------------
APPLE INC.                 COM    037833100     $90,622   457,500  SH        SOLE                           457,500
---------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW           CL A   20030N101      $4,839   265,000  SH        SOLE                           265,000
---------------------------------------------------------------------------------------------------------------------------------
CTRIP.COM INTERNATIONAL
LTD.                       ADR    22943F100     $32,183   560,000  SH        SOLE                           560,000
---------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC            COM    336433107    $110,489   413,600  SH        SOLE                           413,600
---------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                 CL A   38259P508    $116,584   168,600  SH        SOLE                           168,600
---------------------------------------------------------------------------------------------------------------------------------
ICICI BANK LTD.            ADR    45104G104     $54,981   894,000  SH        SOLE                           894,000
---------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON
SOLUTION                   COM    45812P107        $662   100,000  SH        SOLE                           100,000
---------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC.      COM    48203R104     $13,114   395,000  SH        SOLE                           395,000
---------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP          COM    512807108      $7,263   168,000  SH        SOLE                           168,000
---------------------------------------------------------------------------------------------------------------------------------
LSI CORPORATION            COM    502161102        $177    33,319  SH        SOLE                            33,319
---------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC.              COM    620076109      $4,812   300,000  SH        SOLE                           300,000
---------------------------------------------------------------------------------------------------------------------------------
NII HOLDINGS INC.        CL B NEW 62913F201     $11,355   235,000  SH        SOLE                           235,000
---------------------------------------------------------------------------------------------------------------------------------
OMNITURE INC.              COM    68212S109      $3,163    95,000  SH        SOLE                            95,000
---------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP.            COM DSSG 747906204        $484   180,000  SH        SOLE                           180,000
---------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD     COM    760975102    $152,523 1,345,000  SH        SOLE                         1,345,000
---------------------------------------------------------------------------------------------------------------------------------
SUNTECH POWER HOLDINGS
CO. LTD                    ADR    86800C104     $87,506 1,063,000  SH        SOLE                         1,063,000
---------------------------------------------------------------------------------------------------------------------------------





                                                                              INVESTMENT DISCRETION           VOTING AUTHORITY
                        TITLE OF              FAIR MARKET SHARES OR
                         CLASS   CUSIP NUMBER    VALUE    PRINCIPAL SH/ PUT/       SHARED  SHARED  OTHER
ISSUER                                      (IN THOUSANDS) AMOUNT  PRN  CALL SOLE  DEFINED  OTHER  MANAGERS    SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
TELLABS INC.               COM    879664100        $654   100,000  SH        SOLE                           100,000
---------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC.           COM    887317105      $2,229   135,000  SH        SOLE                           135,000
---------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC.  COM    895919108      $1,968   300,000  SH        SOLE                           300,000
---------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES INC.  CL A   957541105        $115    80,000  SH        SOLE                            80,000
---------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP.      COM    958102105     $20,875   691,000  SH        SOLE                           691,000
---------------------------------------------------------------------------------------------------------------------------------
YAHOO INC.                 COM    984332106     $22,562   970,000  SH        SOLE                           970,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                        $771,386
(in thousands)